STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
STOCK-BASED COMPENSATION
Stock-based compensation cost included in income from continuing operations

($ in millions)

For the year ended December 31:	2017	2016	2015
Cost	$91	$88	$100
Selling, general and administrative	384	401	322
Research, development and engineering	59	55	51
Other (income) and expense*	—	—	(6)
Pre-tax stock-based compensation cost	534	544	468
Income tax benefits	(131)	(179)	(156)

Net stock-based compensation cost	$403	$364	$312

*Reflects the one-time effects related to divestitures.

Summary of Restricted Stock Units activity

	2017		2016		2015
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$147	8,899,092	$159	7,527,341	$171	7,734,277
RSUs granted	137	3,540,949	140	3,985,870	143	4,230,186
RSUs released	153	(3,032,531)	174	(1,860,660)	164	(3,567,495)
RSUs canceled/forfeited	147	(852,247)	158	(753,459)	167	(869,627)

Balance at December 31	$141	8,555,263	$147	8,899,092	$159	7,527,341

Summary of Performance Share Units activity

	2017		2016		2015
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$155	2,874,758	$173	2,928,932	$185	3,140,707
PSUs granted at target	137	824,875	140	990,336	153	1,137,242
Performance adjustments*	175	(623,245)	194	(387,457)	185	(168,055)
PSUs released	175	(293,236)	194	(419,759)	185	(840,552)
PSUs canceled/forfeited	144	(133,839)	174	(237,294)	184	(340,410)

Balance at December 31**	$144	2,649,313	$155	2,874,758	$173	2,928,932

*Represents the change in shares issued to employees after vesting of PSUs because final performance metrics were above or below specified targets.

**Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of option activity

	2017		2016		2015
	Weighted-	Number of	Weighted-	Number of	Weighted-	Number of
	Average	Shares	Average	Shares	Average	Shares
	Exercise Price	Under Option	Exercise Price	Under Option	Exercise Price	Under Option
Balance at January 1	$137	1,613,923	$94	479,774	$97	1,750,949
Options granted	—	—	140	1,500,000	—	—
Options exercised	103	(106,132)	91	(361,088)	98	(1,214,109)
Options canceled/expired	103	(7,791)	86	(4,763)	100	(57,066)

Balance at December 31	$140	1,500,000	$137	1,613,923	$94	479,774

Exercisable at December 31	$—	—	$103	113,923	$94	479,774

Options Outstanding by Exercise Price

Options Outstanding
Weighted-Average
	Weighted-	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)

$129–$154	$140	1,500,000	$39,236,250	8.1